UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   02/14/12
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:    $ 154,317
List of Other Included Managers:             James Alpha Management I, LP



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	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
ALLOT COMMUNICATIONS LTD	COMM	M0854Q105	7,068 	465,000 	SH		Sole		01		465,000
BALLY TECHNOLOGIES INC		COMM	05874B107	9,890 	250,010 	SH		Sole		01		250,010
CALIX NETWORKS INC		COMM	13100M509	4,206 	650,000 	SH		Sole		01		650,000
CALLIDUS SOFTWARE INC		COMM	13123E500	6,420 	1,000,000 	SH		Sole		01		1,000,000
CERAGON NETWORKS LTD		COMM	M22013102	5,974 	775,900 	SH		Sole		01		775,900
CHART INDUSTRIES INC		COMM	16115Q308	5,137 	95,000 		SH		Sole		01		95,000
DYCOM INDUSTRIES INC		COMM	267475101	12,552 	600,000 	SH		Sole		01		600,000
IMAX CORP			COMM	45245E109	20,163 	1,100,000 	SH		Sole		01		1,100,000
INTERNAP NETWORK SERVICES	COMM	45885A300	5,643 	950,000 	SH		Sole		01		950,000
IPASS INC			COMM	46261V108	4,970 	3,500,000 	SH		Sole		01		3,500,000
MAXWELL TECHNOLOGIES INC	COMM	577767106	1,786 	110,000 	SH		Sole		01		110,000
NEONODE INC			COMM	64051M402	5,225 	1,100,000 	SH		Sole		01		1,100,000
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	12,529 	1,700,000 	SH		Sole		01		1,700,000
ROGERS CORP			COMM	775133101	5,109 	138,610 	SH		Sole		01		138,610
ROVI CORP			COMM	779376102	7,128 	290,000 	SH		Sole		01		290,000
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	31,672 	1,546,500 	SH		Sole		01		1,546,500
SUPERTEX INC			COMM	868532102	5,664 	300,000 	SH		Sole		01		300,000
TOWERSTREAM CORP		COMM	892000100	3,180 	1,500,000 	SH		Sole		01		1,500,000





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